Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 25, 2017 [1]	Mar. 26, 2016
Income Statement [Abstract]
Net sales		$ 114,378	$ 116,436	$ 128,651	[1]
Cost of sales		70,824	69,654	75,682	[1]
Gross profit		43,554	46,782	52,969	[1]
Selling, general and administrative expenses		51,823	47,183	48,333	[1]
Restructuring charges		688	682	549	[1]
Depreciation and amortization		2,549	2,618	2,791	[1]
Impairment of long-lived assets		2,156
Gain on sale of assets	[1]			(3,229)
Total operating expenses		57,216	50,483	48,444	[1]
Operating (loss) income		(13,662)	(3,701)	4,525	[1]
Interest and other financial costs		3,116	3,355	4,300	[1]
(Loss) income from continuing operations		(16,778)	(7,056)	225	[1]
Income taxes (benefits)		0	0	0	[1]
Net (Loss) income from continuing operations		(16,778)	(7,056)	225	[1]
Discontinued operations:
(Loss) income from discontinued operations, net of tax		(1,405)	11,984	5,213	[1]
Gain on disposal of discontinued operations, net of tax		29,882
Net income from discontinued operations, net of tax		28,477	11,984	5,213	[1]
Net income		$ 11,699	$ 4,928	$ 5,438	[1]
Weighted average common shares outstanding:
Basic		17,961	17,961	17,961	[1]
Diluted		18,393	18,418	17,961	[1]
Net income per common share:
Basic		$ 0.65	$ 0.27	$ 0.30	[1]
Diluted		0.64	0.27	0.30	[1]
Net (loss) income from continuing operations per common share:
Basic		(0.93)	(0.39)	0.01	[1]
Diluted		$ (0.91)	$ (0.38)	$ 0.01	[1]

[1]	Retrospectively revised (see note 18)